INTANGIBLES	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLES

NOTE 4–INTANGIBLES

Finite-Lived Intangible Assets

As of December 31, 2024, the Company impaired the remaining value of the customer relationships asset and recorded a loss on the impairment of $130 thousand which was recorded in selling, general and administrative expenses. Intangible asset amortization expense was zero and $61 thousand for the twelve months ended December 31, 2025 and 2024, respectively. As of December 31, 2025 and December 31, 2024 the balance of customer relationships was zero.

Indefinite - Lived Intangible Assets

The following table summarizes the balances of the indefinite-lived intangible assets and is included in discontinued operations as of December 31, 2025 and December 31, 2024, in thousands:

	December 31, 2025	December 31, 2024
Intangible asset - Part 135 certificate	$—	$1,200

The FAA Part 135 certificate amount of $1.2 million relates to the certificate held by GC Aviation, Inc. In March 2025, the Company sold GC Aviation, Inc., and the FAA Part 135 Certificate for $2.0 million. The Company did not recognize any impairment of the Part 135 certificate during the twelve months ended December 31, 2025 and 2024, respectively.